Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of information for cash-generating units [line items]
Addition to goodwill	$ 0
Goodwill impairment	0	$ 0
Goodwill	186,840	$ 187,502	$ 187,502
Amount by which unit's recoverable amount exceeds its carrying amount	34,225
Impact of 0.5% increase or decrease in after tax discount rate on estimated fair value	5,300
Impact of a 10% increase or decrease in revenue exit multiple on estimated fair value	$ 22,000
Sangoma CGU
Disclosure of information for cash-generating units [line items]
Period of cash flow projections	4 years
Discount rate	11.00%
Pre-tax discount rate	12.70%
Goodwill	$ 254,195
Recoverable amount	$ 288,420